LEASES (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Components of Lease Expense

The components of lease expense were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Operating lease cost	$6,968	$5,524	$3,555

Finance lease cost:
Amortization of right-of-use assets	$5,403	$3,408	$1,800
Interest on lease liabilities	2,547	1,417	734

Total finance lease cost	$7,950	$4,825	$2,534

Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,443	$4,931	$3,550
Operating cash flows from finance leases	2,547	1,372	734
Financing cash flows from finance leases	3,101	2,283	1,286

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	4,555	7,826	6,703
Finance leases	24,608	20,511	11,633

Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

(In millions, except lease term and discount rate)

June 30,	2026	2025

Operating Leases

Operating lease right-of-use assets	$24,177	$24,823

Other current liabilities	$5,393	$5,424
Operating lease liabilities	16,532	17,437

Total operating lease liabilities	$21,925	$22,861

Finance Leases

Property and equipment, at cost	$82,712	$53,876
Accumulated depreciation	(15,431)	(9,861)

Property and equipment, net	$67,281	$44,015

Other current liabilities	$4,290	$3,172
Other long-term liabilities	62,304	43,000

Total finance lease liabilities	$66,594	$46,172

Weighted Average Remaining Lease Term

Operating leases	6 years	6 years
Finance leases	13 years	13 years

Weighted Average Discount Rate

Operating leases	3.7%	3.5%
Finance leases	4.5%	4.2%

Maturities of Lease Liabilities

The following table outlines maturities of our lease liabilities as of June 30, 2026:

(In millions)

Year Ending June 30,	Operating Leases	Finance Leases

2027	$6,082	$7,121
2028	4,334	7,294
2029	3,146	6,668
2030	2,612	6,570
2031	2,316	6,543
Thereafter	6,216	55,490

Total lease payments	24,706	89,686
Less imputed interest	(2,781)	(23,092)

Total	$21,925	$66,594